Related Party Transactions	6 Months Ended
Jul. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Intel Corporation
We have been engaged in commercial transactions with Intel Corporation, a holder of our common stock, representing approximately 22% and 20% of outstanding shares as of January 31, 2017 and July 31, 2017, with the right to designate a person that our board of directors must nominate for election, or nominate for re-election, to our board of directors, including a multi‑year subscription and services agreement, and a collaboration and optimization agreement. The aggregate revenue we recognized from this customer was $5.4 million and $8.3 million for the years ended January 31, 2016 and 2017, respectively, and $3.9 million and $5.3 million for the six months ended July 31, 2016 and 2017, respectively. There was $1.5 million, $2.3 million and $3.0 million in accounts receivable due from this customer as of January 31, 2016 and 2017 and July 31, 2017, respectively. There was $1.5 million, $2.1 million and $2.8 million in deferred revenue as of January 31, 2016 and 2017 and July 31, 2017, respectively.
Cloudera Foundation
In January 2017, the Cloudera Foundation, an independent non‑profit organization, was created to provide our products, skills and people, to help solve important social problems around the world. We donated 1,175,063 shares of our common stock to the Cloudera Foundation during the fourth quarter of fiscal 2017. We recorded a non‑cash charge of $21.6 million for the fair value of the donated shares, which was recorded in general and administrative expense in the accompanying consolidated statements of operations. In conjunction with the IPO, we donated $2.4 million, or 1% of the net proceeds, to fund the Cloudera Foundation’s activities. We do not control the Cloudera Foundation’s activities, and accordingly, we do not consolidate the financial statements of the Cloudera Foundation.
Other related parties
Certain members of our board of directors currently serve on the board of directors or as an executive of two companies that are our customers. The aggregate revenue we recognized from these customers was $2.4 million and $5.5 million for the years ended January 31, 2016 and 2017, respectively, and $2.1 million and $3.4 million for the six months ended July 31, 2016 and 2017, respectively. There was $1.0 million, $4.5 million and $0.6 million in accounts receivable due from these customers as of January 31, 2016 and 2017 and July 31, 2017, respectively. There was $3.0 million, $5.5 million and $5.7 million in deferred revenue as of January 31, 2016 and 2017 and July 31, 2017, respectively.